CONCENTRATION OF SALES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 6,101,100	$ 5,775,718	$ 24,947,401	$ 22,442,513
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Guard Service [Member]
Concentration Risk, Percentage		87.00%	87.00%	87.00%
Guard Service [Member]
Revenues	$ 6,000,000	$ 5,700,000	$ 24,600,000	$ 22,100.000